Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
North American Tech-Multimedia Networking ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 99.8%
ADTRAN Holdings, Inc.
(a)
............. 223,873 $ 4,206,574
Arista Networks, Inc.
(b)
............... 79,547 9,653,029
Calix, Inc.
(b)
....................... 73,354 5,019,614
Cambium Networks Corp.
(b)
............ 35,972 779,513
Ciena Corp.
(a)(b)
.................... 104,028 5,303,348
Cisco Systems, Inc. ................. 208,049 9,911,454
Clearfield, Inc.
(a)(b)
................... 36,228 3,410,504
CommScope Holding Co., Inc.
(b)
......... 660,052 4,851,382
Digi International, Inc.
(b)
............... 111,805 4,086,473
DZS, Inc.
(b)
....................... 50,468 639,934
Extreme Networks, Inc.
(b)
.............. 265,026 4,852,626
F5, Inc.
(b)
........................ 67,068 9,624,929
Harmonic, Inc.
(b)
.................... 334,021 4,375,675
Infinera Corp.
(a)(b)
................... 605,649 4,082,074
Juniper Networks, Inc. ............... 314,093 10,038,412
Lumentum Holdings, Inc.
(b)
............ 96,858 5,053,082
Motorola Solutions, Inc. .............. 37,779 9,736,026
NETGEAR, Inc.
(b)
................... 91,551 1,657,989
NetScout Systems, Inc.
(b)
............. 150,682 4,898,672
Ribbon Communications, Inc.
(b)
......... 282,285 787,575
Security
Shares
Shares Value
Communications Equipment (continued)
Viasat , Inc.
(a)(b)
..................... 179,805 $ 5,690,828
Viavi Solutions, Inc.
(b)
................ 492,779 5,179,107
Total Long-Term Investments — 99.8%
(Cost: $122,606,621) ............................. 113,838,820
Short-Term Securities
Money Market Funds — 9.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(e)
............ 10,324,165 10,327,263
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 207,361 207,361
Total Short-Term Securities — 9.2%
(Cost: $10,532,575) .............................. 10,534,624
Total Investments — 109.0%
(Cost: $133,139,196 ) ............................. 124,373,444
Liabilities in Excess of Other Assets — (9.0)% ............ (10,321,632)
Net Assets — 100.0% ..............................
$ 114,051,812
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 4,451,027 $ 5,873,931
(a)
$ — $ 912 $ 1,393 $ 10,327,263 10,324,165 $ 13,559
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 110,000 97,361
(a)
— — — 207,361 207,361 2,582 —
$ 912 $ 1,393 $ 10,534,624 $ 16,141 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 2 03/17/23 $ 177 $ (455)

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
North American Tech-Multimedia Networking ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 113,838,820 $ — $ — $ 113,838,820
Short-Term Securities
Money Market Funds ...................................... 10,534,624 — — 10,534,624
$ 124,373,444 $ — $ — $ 124,373,444
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (455) $ — $ — $ (455)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.